Other Revenues and Other Expenses - Summary of Other Revenues and Expenses, net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other revenues	$ 792,799	$ 14,940,447	$ 41,517,631	$ 32,253,564
Total other expenses	$ (382,681)	(7,211,691)	(18,465,120)	(27,079,488)
Other Revenues [Member]
Other Revenue And Expense Net [Line Items]
Participation rights			14,165,042
Other		3,418,551	7,525,714	4,277,207
Claims recovery		2,687,258	3,979,698	16,386,250
Revenues from reinsurance premiums		4,869,266	3,615,907	1,986,568
Other income for services		1,994,572	3,786,253	4,720,546
Sale of fixed assets by bidding			3,301,653
Gain on sale of fixed assets		77,633	1,850,052
Price of sale share			1,262,987	3,139,103
Franchise fees		389,730	1,125,339	917,934
Bidding terms, sanctions, penalties and other		1,503,437	630,365	825,956
Cash distributions			274,621
Total other revenues		14,940,447	41,517,631	32,253,564
Other Expenses [Member]
Other Revenue And Expense Net [Line Items]
Other		(1,280,841)	(5,348,666)	(7,927,150)
Transportation and distribution of natural gas		(5,735,145)	(12,600,191)	(8,447,031)
Claims		(173,414)	(474,299)	(3,640,036)
Transportation and distribution of natural gas		(22,291)	(41,964)	(6,652,878)
Loss in the sale of associates				(412,393)
Total other expenses		$ (7,211,691)	$ (18,465,120)	$ (27,079,488)